Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Restricted Cash	Restricted Cash
Prior to December 2020, the Company had restricted cash recorded in other assets related to proceeds from an inactive subsidiary of the Company which previously executed separate settlement and release agreements with two of its insurance carriers for an original total value of $35.0 million. The proceeds of both settlements were restricted and could only be used to pay claims and costs of defense associated with the subsidiary’s asbestos litigation. The proceeds of the settlement and release agreements were deposited into interest bearing accounts which earned less than $0.1 million for the year ended December 31, 2020, offset by $1.0 million of net payments during 2020. Due to the restricted nature of the proceeds, a corresponding deferred credit was established in other non-current liabilities for an equal and offsetting amount that continued until the restrictions lapsed.
During December 2020, the restrictions ended on these previously received insurance settlements and the Company transferred the cash into an operating account. In connection with the termination in restrictions, the Company recognized a $35.0 million gain on its Consolidated Statement of Income in Other income (expense), net, for the amount of previously restricted cash, net of the estimated liability to pay claims and associated with the inactive subsidiary’s asbestos litigation as of December 31, 2020. Therefore, due to these restrictions ending, there was no restricted cash for the years ended December 31, 2021 and 2022, respectively. See Notes 18, 22 and 26 of Notes to Consolidated Financial Statements.
The following table provides a reconciliation of cash, cash equivalents and restricted cash as December 31, 2022, 2021, 2020 and 2019:

	2022	2021	2020	2019
Cash and cash equivalents	$180,963	$165,176	$181,833	$123,524
Restricted cash included in other current assets	—	—	62	353
Restricted cash included in other assets	—	—	—	19,678
Cash, cash equivalents and restricted cash	$180,963	$165,176	$181,895	$143,555